INTEREST RECEIVABLE (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INTEREST RECEIVABLE [Abstract]
Interest Receivable
The following tables summarize the interest receivable by the Company as of March 31, 2021 and December 31, 2020:

	As of March 31, 2021	As of December 31, 2020

Interest receivable	$954,349	$675,795
PIK receivable	210,588	177,183
Unused fees	40,367	74,314
Total interest receivable	$1,205,304	$927,292

The following tables summarize the interest receivable by the Company as of December 31, 2020:

As of December 31, 2020
Interest receivable	$675,795
PIK receivable	177,183
Unused fees	74,314
Total interest receivable	$927,292